Fair Value - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Assets:
Total assets at fair value	$ 1,867,554	$ 2,582,773
Level 1 [Member]
Assets:
Total assets at fair value	1,594,730	2,113,854
Level 2 [Member]
Assets:
Total assets at fair value	272,824	468,919
Level 3 [Member]
Assets:
Total assets at fair value
Securities owned, at fair value [Member]
Assets:
Total assets at fair value	416,271	946,619
Securities owned, at fair value [Member] | Level 1 [Member]
Assets:
Total assets at fair value	416,271	946,619
Securities owned, at fair value [Member] | Level 2 [Member]
Assets:
Total assets at fair value
Securities owned, at fair value [Member] | Level 3 [Member]
Assets:
Total assets at fair value
Money market fund [Member]
Assets:
Total assets at fair value	180,193	175,373
Money market fund [Member] | Level 1 [Member]
Assets:
Total assets at fair value	180,193	175,373
Money market fund [Member] | Level 2 [Member]
Assets:
Total assets at fair value
Money market fund [Member] | Level 3 [Member]
Assets:
Total assets at fair value
US Treasury notes [Member]
Assets:
Total assets at fair value	998,266	991,862
US Treasury notes [Member] | Level 1 [Member]
Assets:
Total assets at fair value	998,266	991,862
US Treasury notes [Member] | Level 2 [Member]
Assets:
Total assets at fair value
US Treasury notes [Member] | Level 3 [Member]
Assets:
Total assets at fair value
Foreign currency forward contracts [Member]
Assets:
Total assets at fair value	272,824	468,919
Foreign currency forward contracts [Member] | Level 1 [Member]
Assets:
Total assets at fair value
Foreign currency forward contracts [Member] | Level 2 [Member]
Assets:
Total assets at fair value	272,824	468,919
Foreign currency forward contracts [Member] | Level 3 [Member]
Assets:
Total assets at fair value
Carrying Value [Member]
Assets:
Total assets at fair value	1,867,554	2,582,773
Carrying Value [Member] | Securities owned, at fair value [Member]
Assets:
Total assets at fair value	416,271	946,619
Carrying Value [Member] | Money market fund [Member]
Assets:
Total assets at fair value	180,193	175,373
Carrying Value [Member] | US Treasury notes [Member]
Assets:
Total assets at fair value	998,266	991,862
Carrying Value [Member] | Foreign currency forward contracts [Member]
Assets:
Total assets at fair value	$ 272,824	$ 468,919